Pension And Other Postretirement Employee Benefits (OPEB) Plans (Schedule Of Target Asset Allocation Ranges By Asset Category) (Details)	12 Months Ended
Dec. 31, 2015
US Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation, Recoverable, Minimum	17.00%
Target asset allocation, Recoverable, Maximum	21.00%
Target asset allocation, Nonrecoverable, Minimum	6.00%
Target asset allocation, Nonrecoverable, Maximum	10.00%
International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation, Recoverable, Minimum	14.00%
Target asset allocation, Recoverable, Maximum	18.00%
Target asset allocation, Nonrecoverable, Minimum	5.00%
Target asset allocation, Nonrecoverable, Maximum	9.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation, Recoverable, Minimum	48.00%
Target asset allocation, Recoverable, Maximum	60.00%
Target asset allocation, Nonrecoverable, Minimum	76.00%
Target asset allocation, Nonrecoverable, Maximum	84.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation, Recoverable, Minimum	4.00%
Target asset allocation, Recoverable, Maximum	5.00%
Credit Strategies [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation, Recoverable, Minimum	6.00%
Target asset allocation, Recoverable, Maximum	8.00%
Target asset allocation, Nonrecoverable, Minimum	4.00%
Target asset allocation, Nonrecoverable, Maximum	6.00%